CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2019
CONCENTRATION OF RISKS
Schedule of suppliers account for 10% or more of total cost of materials

	For the period from June 16
	(date of inception) through		For the year ended
	December 31,		December 31,
Supplier	2017	2018	2019
	RMB	RMB	RMB	US$
A	3,809	121,043	265,014	38,067
B	—	73,145	*	*
C	2,755	70,086	*	*

*Accounts for less than 10% during the period.